InfraCap Equity Income Fund ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 101.8%	Shares	Value
Aerospace & Defense - 1.2%
General Dynamics Corp.	44	$11,115
RTX Corp. (a)	5,478	728,519
		739,634

Banks - 11.7%
Bank of America Corp. (a)(b)	26,084	1,202,472
Citigroup, Inc. (a)(b)	32,575	2,604,371
Fifth Third Bancorp (a)(b)	14,216	617,970
M&T Bank Corp. (a)(b)	4,356	835,132
Truist Financial Corp. (a)(b)	28,227	1,308,322
U.S. Bancorp (a)(b)	12,990	609,231
		7,177,498

Beverages - 1.5%
Coca-Cola Co. (a)	13,351	950,725

Broadline Retail - 4.4%
Amazon.com, Inc. (a)(b)(c)(d)	12,669	2,689,375

Capital Markets - 11.7%
AllianceBernstein Holding LP (a)(b)	40,806	1,536,754
Ares Management Corp. - Class A (a)(b)	5,531	945,469
Goldman Sachs Group, Inc. (a)(b)(d)	2,826	1,758,592
Morgan Stanley (a)(d)	22,264	2,963,561
		7,204,376

Chemicals - 1.0%
Dow, Inc. (a)(b)	16,759	638,686

Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	14,448	926,261

Diversified Telecommunication Services - 1.7%
AT&T, Inc. (a)(b)	29,449	807,197
Verizon Communications, Inc. (a)(b)	5,678	244,722
		1,051,919

Electric Utilities - 2.3%
Duke Energy Corp. (a)	1,192	140,048
Edison International (d)	323	17,584
NextEra Energy, Inc. (a)(b)	2,240	157,181
NRG Energy, Inc.	2,600	274,846
Southern Co. (a)(b)	9,284	833,610
		1,423,269

Food Products - 1.8%
Kraft Heinz Co. (a)(b)(d)	36,471	1,120,024

Gas Utilities - 3.6%
Northwest Natural Holding Co. (a)(b)	11,625	475,230
UGI Corp. (a)(b)	50,290	1,717,906
		2,193,136

Health Care REITs - 2.8%
Alexandria Real Estate Equities, Inc. (a)(b)	12,099	$1,237,244
Healthcare Realty Trust, Inc. (a)(b)	27,840	476,899
		1,714,143

Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc.	497	4,662
McDonald's Corp.	2,424	747,392
Red Rock Resorts, Inc. - Class A (a)(b)	3,280	163,901
Starbucks Corp.	1,033	119,632
		1,035,587

Industrial Conglomerates - 4.0%
3M Company (a)(b)	2,761	428,286
Honeywell International, Inc. (a)(d)	9,683	2,061,414
		2,489,700

Industrial REITs - 1.7%
Rexford Industrial Realty, Inc. (a)(b)	26,002	1,074,403

IT Services - 0.4%
International Business Machines Corp.	1,020	257,489

Machinery - 1.2%
Caterpillar, Inc. (a)(d)	2,197	755,658

Multi-Utilities - 1.9%
Algonquin Power & Utilities Corp. (a)(b)	247,822	1,184,589

Office REITs - 6.5%
Boston Properties, Inc. (a)(b)	24,298	1,723,457
Kilroy Realty Corp. (a)(b)	64,297	2,295,403
		4,018,860

Oil, Gas & Consumable Fuels - 18.2%
Chevron Corp. (a)(b)(d)	25,745	4,083,672
Diamondback Energy, Inc. (a)(b)(d)	8,275	1,315,394
Enbridge, Inc. (a)(b)	30,541	1,305,017
Exxon Mobil Corporation (a)(b)(d)	16,356	1,820,913
MPLX LP (a)(b)	44,856	2,418,187
Plains All American Pipeline LP (a)(b)	11,200	227,808
		11,170,991

Pharmaceuticals - 0.4%
Johnson & Johnson (d)	56	9,241
Merck & Co., Inc. (a)(b)	2,508	231,363
		240,604

Retail REITs - 1.4%
Realty Income Corp. (a)(b)	14,482	825,909
Simon Property Group, Inc.	34	6,327
		832,236

Semiconductors & Semiconductor Equipment - 3.5%
Broadcom, Inc. (a)(d)	10,684	2,130,710

Software - 2.5%
Microsoft Corp.	400	158,796
Oracle Corp. (a)(d)	8,280	1,374,977
		1,533,773

Specialized REITs - 8.1%
American Tower Corp. (a)(b)	1,787	$367,443
Crown Castle, Inc. (a)(b)	6,647	625,483
Digital Realty Trust, Inc. (a)	5,704	891,649
Equinix, Inc. (a)(b)	2,193	1,983,832
Iron Mountain, Inc.	344	32,050
Safehold, Inc. (a)(b)	57,058	1,064,702
		4,965,159

Technology Hardware, Storage & Peripherals - 0.0%(e)
Hewlett Packard Enterprise Co.	103	2,041

Tobacco - 3.6%
Altria Group, Inc.	760	42,446
Philip Morris International, Inc. (a)(b)	13,804	2,143,485
		2,185,931

Wireless Telecommunication Services - 1.5%
Vodafone Group PLC - ADR (a)(b)	104,725	922,627
TOTAL COMMON STOCKS (Cost $60,812,520)		62,629,404

PREFERRED STOCKS - 19.5%	Shares	Value
Banks - 0.9%
Bank of America Corp., Series 02, 5.22% (3 mo. Term SOFR + 0.91%), Perpetual Maturity (a)	3,987	91,820
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. SOFR + 3.82%, Perpetual Maturity (a)(b)(f)	5,531	128,596
Valley National Bancorp, Series C, 8.25% to 09/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual Maturity (a)(b)(f)	13,928	355,164
		575,580

Capital Markets - 0.1%
DigitalBridge Group, Inc., Series H, 7.13%, Perpetual Maturity (b)	1,776	44,684

Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc., 6.70%, 03/07/2043 (a)(b)	5,600	114,800

Consumer Finance - 2.9%
SLM Corp., Series B, 6.32% (3 mo. Term SOFR + 1.96%), Perpetual Maturity (a)(b)	23,903	1,812,564

Diversified REITs - 0.9%
Global Net Lease, Inc., Series B, 6.88%, Perpetual Maturity (a)(b)	26,229	546,350

Diversified Telecommunication Services - 0.3%
Qwest Corp., 6.75%, 06/15/2057 (a)	11,200	206,304

Electrical Equipment - 1.0%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, Perpetual Maturity (a)(b)	57,017	606,661

Financial Services - 1.8%
Corebridge Financial, Inc., 6.38%, 12/15/2064 (a)	43,255	1,079,645

Health Care REITs - 0.7%
Diversified Healthcare Trust	–	$–
5.63%, 08/01/2042 (a)(b)	26,628	394,360
6.25%, 02/01/2046	690	11,468
		405,828

Hotel & Resort REITs - 2.0%
RLJ Lodging Trust, Series A, 1.95%, Perpetual Maturity (a)(b)	49,478	1,245,856

Insurance - 1.1%
American National Group, Inc., 7.38%, Perpetual Maturity (a)	938	$24,557
Aspen Insurance Holdings Ltd., 7.00%, Perpetual Maturity (a)	25,698	657,355
		681,912

Mortgage REITs - 6.6%
AGNC Investment Corp., Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual Maturity (a)(b)(f)	23,250	584,970
New York Mortgage Trust, Inc., Series D, 8.00% to 10/15/2027 then 3 mo. SOFR + 5.70%, Perpetual Maturity (a)(b)(f)	54,779	1,267,039
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030 (a)	24,526	627,375
Redwood Trust, Inc.	–	$–
9.00%, 09/01/2029 (a)(b)	44,284	1,096,724
9.13%, 03/01/2030 (a)	19,633	486,113
		4,062,221

Trading Companies & Distributors - 1.0%
Triton International Ltd., 7.63%, Perpetual Maturity (a)	25,548	628,481
TOTAL PREFERRED STOCKS (Cost $12,366,382)		12,010,886

CONVERTIBLE PREFERRED STOCKS - 3.2%	Shares	Value
Electric Utilities - 1.0%
NextEra Energy, Inc., 6.93%, 09/01/2025 (a)(b)	4,103	164,941
PG&E Corp., Series A, 6.00%, 12/01/2027 (a)	10,565	443,307
		608,248

Financial Services - 0.8%
Apollo Global Management, Inc., 6.75%, 07/31/2026 (b)	6,072	478,292

Machinery - 0.0%(e)
Chart Industries, Inc., Series B, 6.75%, 12/15/2025	17	1,187

Specialized REITs - 0.5%
EPR Properties, Series E, 9.00%, Perpetual Maturity (a)(b)	9,860	301,913

Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027 (a)(b)	10,218	583,346
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,914,198)		1,972,986

TOTAL INVESTMENTS - 124.5% (Cost $75,093,100)		76,613,276
Liabilities in Excess of Other Assets - (24.5)%		(15,082,858)
TOTAL NET ASSETS - 100.0%		$61,530,418

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of security has been pledged as collateral for a borrowing facility. The total value of assets committed as collateral as of February 28, 2025 is $47,645,504.
(b)	All or a portion of security has been pledged as collateral for open written options contracts. The total value of assets committed as collateral as of February 28, 2025 is $8,405,373.
(c)	Non-income producing security.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Represents less than 0.05% of net assets.
(f)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of February 28, 2025.

InfraCap Equity Income Fund ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS(b)	Notional Amount	Contracts (a)	Value
Written Call Options
Amazon.com, Inc.		–	$–
Expiration: 02/28/2025; Exercise Price: $217.50	$(636,840)	(30)	$(30)
Expiration: 02/28/2025; Exercise Price: $225.00	(212,280)	(10)	(10)
Expiration: 02/28/2025; Exercise Price: $227.50	(212,280)	(10)	(10)
Expiration: 02/28/2025; Exercise Price: $255.00	(212,280)	(10)	(10)
Expiration: 03/07/2025; Exercise Price: $255.00	(212,280)	(10)	(30)
Expiration: 03/14/2025; Exercise Price: $260.00	(212,280)	(10)	(40)
Expiration: 03/21/2025; Exercise Price: $265.00	(21,228)	(1)	(6)
Expiration: 03/28/2025; Exercise Price: $260.00	(212,280)	(10)	(130)
Expiration: 04/04/2025; Exercise Price: $260.00	(212,280)	(10)	(150)
Expiration: 04/17/2025; Exercise Price: $260.00	(424,560)	(20)	(720)
Expiration: 05/16/2025; Exercise Price: $260.00	(424,560)	(20)	(2,820)
Broadcom, Inc.		–	$–
Expiration: 02/28/2025; Exercise Price: $220.00	(598,290)	(30)	(30)
Expiration: 02/28/2025; Exercise Price: $227.50	(398,860)	(20)	(20)
Expiration: 03/07/2025; Exercise Price: $260.00	(199,430)	(10)	(90)
Expiration: 03/21/2025; Exercise Price: $265.00	(199,430)	(10)	(330)
Expiration: 03/21/2025; Exercise Price: $320.00	(598,290)	(30)	(60)
Expiration: 03/28/2025; Exercise Price: $320.00	(199,430)	(10)	(150)
Expiration: 04/17/2025; Exercise Price: $320.00	(199,430)	(10)	(120)
Expiration: 05/16/2025; Exercise Price: $320.00	(199,430)	(10)	(350)
Expiration: 06/20/2025; Exercise Price: $350.00	(199,430)	(10)	(490)
Expiration: 07/18/2025; Exercise Price: $350.00	(199,430)	(10)	(820)
Caterpillar, Inc.		–	$–
Expiration: 02/28/2025; Exercise Price: $400.00	(1,031,850)	(30)	(15)
Expiration: 03/07/2025; Exercise Price: $400.00	(1,031,850)	(30)	(600)
Expiration: 03/14/2025; Exercise Price: $405.00	(343,950)	(10)	(375)
Expiration: 03/21/2025; Exercise Price: $410.00	(859,875)	(25)	(425)
Expiration: 03/21/2025; Exercise Price: $400.00	(859,875)	(25)	(550)
Expiration: 03/28/2025; Exercise Price: $400.00	(687,900)	(20)	(720)
Expiration: 04/04/2025; Exercise Price: $390.00	(687,900)	(20)	(1,810)
Expiration: 04/11/2025; Exercise Price: $380.00	(687,900)	(20)	(3,300)
Chevron Corp.		–	$–
Expiration: 02/28/2025; Exercise Price: $160.00	(634,480)	(40)	(40)
Expiration: 03/07/2025; Exercise Price: $160.00	(1,268,960)	(80)	(8,560)
Expiration: 03/14/2025; Exercise Price: $160.00	(951,720)	(60)	(10,800)
Expiration: 03/21/2025; Exercise Price: $180.00	(2,379,300)	(150)	(450)
Expiration: 06/20/2025; Exercise Price: $185.00	(1,268,960)	(80)	(4,640)
Diamondback Energy, Inc.		–	$–
Expiration: 02/28/2025; Exercise Price: $180.00	(158,960)	(10)	(50)
Expiration: 03/14/2025; Exercise Price: $165.00	(158,960)	(10)	(1,400)
Expiration: 03/21/2025; Exercise Price: $170.00	(317,920)	(20)	(2,100)
Edison International		–	$–
Expiration: 03/21/2025; Exercise Price: $62.50	(604,284)	(111)	(3,330)
Expiration: 03/21/2025; Exercise Price: $70.00	(707,720)	(130)	(650)
Expiration: 04/17/2025; Exercise Price: $70.00	(762,160)	(140)	(3,220)
Expiration: 04/17/2025; Exercise Price: $75.00	(653,280)	(120)	(1,800)
Expiration: 04/17/2025; Exercise Price: $80.00	(544,400)	(100)	(6,750)
Expiration: 07/18/2025; Exercise Price: $70.00	$(544,400)	(100)	$(9,000)
Exxon Mobil Corp.		–	$–
Expiration: 02/28/2025; Exercise Price: $120.00	(1,113,300)	(100)	(50)
Expiration: 03/07/2025; Exercise Price: $118.00	(1,113,300)	(100)	(300)
Expiration: 03/14/2025; Exercise Price: $117.00	(1,113,300)	(100)	(2,800)
Expiration: 03/21/2025; Exercise Price: $117.00	(1,113,300)	(100)	(5,200)
Goldman Sachs Group, Inc.		–	$–
Expiration: 02/28/2025; Exercise Price: $675.00	(622,290)	(10)	(20)
Expiration: 03/07/2025; Exercise Price: $680.00	(622,290)	(10)	(100)
Expiration: 03/14/2025; Exercise Price: $695.00	(622,290)	(10)	(180)
Expiration: 03/21/2025; Exercise Price: $700.00	(622,290)	(10)	(400)
Expiration: 03/28/2025; Exercise Price: $700.00	(1,244,580)	(20)	(1,840)
Expiration: 04/04/2025; Exercise Price: $700.00	(622,290)	(10)	(1,600)
Honeywell International, Inc.		–	$–
Expiration: 02/28/2025; Exercise Price: $220.00	(212,890)	(10)	(30)
Expiration: 03/07/2025; Exercise Price: $220.00	(425,780)	(20)	(600)
Expiration: 03/14/2025; Exercise Price: $220.00	(425,780)	(20)	(2,100)
Expiration: 03/21/2025; Exercise Price: $220.00	(1,064,450)	(50)	(8,200)
Expiration: 03/28/2025; Exercise Price: $220.00	(425,780)	(20)	(4,600)
Expiration: 03/28/2025; Exercise Price: $225.00	(212,890)	(10)	(1,150)
Kraft Heinz Co.		–	$–
Expiration: 02/28/2025; Exercise Price: $32.00	(307,100)	(100)	(100)
Expiration: 03/21/2025; Exercise Price: $32.50	(3,071)	(1)	(10)
Expiration: 04/17/2025; Exercise Price: $32.50	(307,100)	(100)	(3,100)
Expiration: 06/20/2025; Exercise Price: $32.50	(921,300)	(300)	(24,300)
Morgan Stanley		–	$–
Expiration: 03/07/2025; Exercise Price: $140.00	(133,110)	(10)	(220)
Expiration: 03/14/2025; Exercise Price: $140.00	(133,110)	(10)	(695)
Oracle Corp.		–	$–
Expiration: 03/07/2025; Exercise Price: $195.00	(498,180)	(30)	(90)
Expiration: 03/14/2025; Exercise Price: $195.00	(498,180)	(30)	(3,300)
UnitedHealth Group, Inc.		–	$–
Expiration: 02/28/2025; Exercise Price: $485.00	(474,960)	(10)	(10)
Expiration: 02/28/2025; Exercise Price: $487.50	(474,960)	(10)	(10)
Expiration: 02/28/2025; Exercise Price: $490.00	(474,960)	(10)	(10)
Expiration: 03/07/2025; Exercise Price: $495.00	(474,960)	(10)	(1,490)
Expiration: 03/14/2025; Exercise Price: $497.50	(474,960)	(10)	(1,970)
Total Written Call Options			(131,476)

Written Put Options
AbbVie, Inc.		–	$–
Expiration: 02/28/2025; Exercise Price: $205.00	(209,030)	(10)	(10)
Expiration: 02/28/2025; Exercise Price: $187.50	(418,060)	(20)	(1,270)
Expiration: 03/07/2025; Exercise Price: $195.00	(209,030)	(10)	(100)
Expiration: 03/14/2025; Exercise Price: $195.00	(209,030)	(10)	(610)
Amazon.com, Inc.,
Expiration: 02/28/2025; Exercise Price: $212.50	(212,280)	(10)	(500)
Chevron Corp.		–	$–
Expiration: 02/28/2025; Exercise Price: $155.00	(634,480)	(40)	(40)
Expiration: 03/07/2025; Exercise Price: $155.00	(793,100)	(50)	(3,250)
Honeywell International, Inc.
Expiration: 02/28/2025; Exercise Price: $210.00	(212,890)	(10)	(70)
Johnson & Johnson
Expiration: 02/28/2025; Exercise Price: $150.00	(825,100)	(50)	(50)
Microsoft Corp.
Expiration: 02/28/2025; Exercise Price: $390.00	(396,990)	(10)	(80)
Philip Morris International, Inc.
Expiration: 02/28/2025; Exercise Price: $138.00	(155,280)	(10)	(525)
Total Written Put Options			(6,505)
TOTAL WRITTEN OPTIONS (Premiums received $230,266)			$(137,981)

(a)	100 shares per contract.
(b)	Non-income producing security.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAVs. To the extent these securities are valued at their NAVs per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Infrastructure Capital Advisors, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$62,629,404	$–	$–	$62,629,404
Preferred Stocks	12,010,886	–	–	12,010,886
Convertible Preferred Stocks	1,972,986	–	–	1,972,986
Total Investments	$76,613,276	$–	$–	$76,613,276

Liabilities:
Investments:
Written Options	$(124,691)	$(13,290)	$–	$(137,981)
Total Investments	$(124,691)	$(13,290)	$–	$(137,981)

For the period ended February 28, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3 securities. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.